LONG TERM DEBT - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2026 USD ($)	Feb. 28, 2025 USD ($) D	Mar. 31, 2025 D $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)
LONG TERM DEBT
Repayment of debt				$ 65,000	$ 88,350
Threshold trading days for redemption | D		20
Percentage of conversion price for redemption		130.00%
Fair value of debt discount rate				8.50%
Repayment
LONG TERM DEBT
Repayment of debt	$ 30,000
Credit Facility
LONG TERM DEBT
Debt instrument credit facility leverage ratio				3.50%
Interest service coverage ratio				4.00%
Credit Facility | Minimum
LONG TERM DEBT
Working capital				$ 15,000
Credit Facility | Maximum
LONG TERM DEBT
Working capital				278,600
Term facility
LONG TERM DEBT
Notional amount		$ 100,000					$ 100,000
Periodic payments				5,000
Repayment of debt				$ 5,000
Revolving Facility
LONG TERM DEBT
Notional amount		150,000				$ 150,000	$ 50,000
Applicable interest rate				SOFR
Undrawn borrowing facilities				$ 60,000
Repayment of debt				60,000	$ 88,350
Revolving Facility | Repayment
LONG TERM DEBT
Repayment of debt				$ 30,000
Revolving Facility | Minimum
LONG TERM DEBT
Applicable margin (as a percent)				2.50%
Average interest rate (as a percent)				7.00%	7.50%
Standby fee (as a percent)				0.56%
Revolving Facility | Maximum
LONG TERM DEBT
Applicable margin (as a percent)				3.75%
Average interest rate (as a percent)				7.40%	8.00%
Standby fee (as a percent)				0.84%
Convertible notes
LONG TERM DEBT
Notional amount		$ 200,000		$ 200,000
Average interest rate (as a percent)			4.50%
Conversion price | $ / shares			$ 7.9
Threshold trading days for redemption | D			20
Percentage of conversion price for redemption			130.00%
Convertible notes | Event of change in control included
LONG TERM DEBT
Percentage price of original principal amount				100.00%
Convertible notes | event of change in control unpaid
LONG TERM DEBT
Percentage price of original principal amount				104.50%